UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                                                Commission File Number: 1-14128
                                                                       ---------

                           NOTIFICATION OF LATE FILING

(Check One):
     [X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q [ ] Form N-SAR

For Period Ended:                  December 31, 2003
                  --------------------------------------------------------------

 [     ] Transition Report on Form 10-K   [    ] Transition Report on Form 10-Q
 [     ] Transition Report on Form 20-F   [    ] Transition Report on Form N-SAR
 [     ] Transition Report on Form 11-K

For the Transition Period Ended:
                                ------------------------------------------------

     Read Instruction (on back of page) Before Preparing Form. Please Print or Type.

     Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

     If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:





                         Part I. Registrant Information

Full name of registrant:        Emerging Vision, Inc.
                         -------------------------------------------------------

Former name if applicable:      Sterling Vision, Inc.
                          ------------------------------------------------------


Address of principal executive office (Street and number):

                         100 Quentin Roosevelt Boulevard
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City, State and Zip Code:      Garden City, New York  11530
                         -------------------------------------------------------


                        Part II. Rule 12b-25 (b) and (c)

     If the subject report could not be filed without reasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check appropriate box.)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K or Form N-SAR, or portion thereof will be filed on or before the 15th calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[ ] (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                               Part III. Narrative

     State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, N-SAR or the transition report portion thereof could not be filed within the prescribed time period. (Attach extra sheets if needed.)


     The Company's Form 10-K for the fiscal year ended December 31, 2003 was required to be filed on or before March 30, 2004. The Company was unable to make such filing because after its outside auditors had completed their year-end audit and were prepared to certify that the Company's Consolidated Financial Statements presented fairly the financial position and results of operations of the Company and were prepared in accordance with generally accepted accounting principles, Mr. Benito Fernandez, a member of the Board of Directors and the Company's Audit Committee, raised certain questions concerning the Notes to the Consolidated Financial Statements, and related disclosures and information, which created issues as to which the auditors determined it was appropriate to make further inquiries so they could issue their audit report.

     These inquiries have been completed, and the Company's auditors have now issued their report on the Company's Consolidated Financial Statements and the Notes thereto for the fiscal year ended December 31, 2003. The Company intends to file its Form 10-K today, April 5, 2004.


                           Part IV. Other Information

     (1) Name and telephone number of person to contact in regard to this notification

  Christopher G. Payan                 (516)                     390-2134
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         (Name) (Area code) (Telephone number)


     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify report(s).

                                [ X ] Yes [ ] No

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                [ ] Yes [ X ] No

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

                              Emerging Vision, Inc.
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                  (Name of registrant as specified in charter)

     has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.


Date:  April 5, 2004                       By:       /s/  Christopher G. Payan
     --------------------                          -----------------------------
                                           Name:    Christopher G. Payan
                                           Title:   Senior Vice President,
                                                    Chief Financial Officer and
                                                    Co-Chief Operating Officer